Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 8: Related Party	During the nine months ended September 30, 2018 prior to our reverse merger we advanced major shareholder and Chairman, Mr. Davis $25,000. The advance was repaid in full by Mr. Davis on April 2, 2018.

In 2017, Danny Davis executive and founder of this company was paid $180,000 and was awarded 20,560 shares of the company, whereas Mark Adams president of this company was paid $15,000 and was awarded 25,500 shares. In 2016, Danny Davis had not withdrawn any salary and Mark Adams had not joined the company.